INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES) (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of interest income and derivatives and other investment gains (losses)

		Years ended December 31,
	Notes	2021	2020
Gain on sale of royalties[1]		$45.9	$—
Interest income		4.2	8.9
Gains (losses) on non-hedge derivatives and warrants	30(d)	(13.9)	(31.8)
Insurance recoveries[2]		10.2	—
Gain on sale of investment in INV Metals	19	16.1	—
Fair value of deferred consideration from the sale of Sadiola		4.6	—
Gain on establishment of the Rosebel UJV[3]		—	16.9
Gain on sale of 70% interest in the Eastern Borosi property		—	4.1
Loss on redemption of 7% senior notes		—	(22.5)
Other gains (losses)		(0.4)	0.5
		$66.7	$(23.9)
1.The Company sold 35 royalties on various non-core exploration and development properties for cash consideration of $46.2 million. After transaction costs of $0.3 million, the Company recognized a gain of $45.9 million.
2.Rosebel Gold Mines received a business interruption insurance payment of $10.2 million related to the interruption of its operations in the third quarter 2019.
3.Upon the establishment of the Rosebel UJV, the Company derecognized 30% of the assets and liabilities related to the Area of Interest as defined in the Rosebel UJV and recorded a gain of $16.9 million.